RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE 4 - RESTRICTED CASH

Restricted cash at December 31, 2012 and 2011 collateralizes a letter of credit in the amount of approximately $60,000 issued in connection with the lease of office space in New York City (see Note 12).